S000021242 [Member] Investment Objectives and Goals - NexPoint Event Driven Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	NexPoint Event Driven Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of NexPoint Event Driven Fund (the “Event Driven Fund” or the “Fund”) is to seek long-term capital appreciation.